Submission	Mar. 25, 2025
Submission [Line Items]
Central Index Key	0000943890
Registrant Name	RELX Capital Inc.
Registration File Number	333-264569
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES